GENERAL INFORMATION	6 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL INFORMATION
NOTE 1 -  GENERAL INFORMATION

A.	General

1)
Check Cap Ltd. (together with its wholly-owned subsidiary, the "Company") was incorporated under the laws of the state of Israel. The registered address of its offices is 29 Abba Hushi Ave, Isfiya 3009000, Israel.

2)	Check-Cap Ltd has a wholly-owned subsidiary, Check-Cap U.S. Inc., incorporated under the laws of the United States (U.S.) on May 15, 2015.

3)
The Company is a clinical-stage medical diagnostics company developing C-Scan®, the first capsule-based system for preparation-free colorectal cancer screening (the "C-Scan system"). Utilizing innovative ultra-low dose X-ray and wireless communication technologies, the capsule generates information on the contours of the inside of the colon as it passes naturally. This information is used to create a 3D map of the colon, which allows physicians to look for polyps and other abnormalities. Designed to improve the patient experience and increase the willingness of individuals to participate in recommended colorectal cancer screening, the C-Scan system removes many frequently-cited barriers, such as laxative bowel preparation, invasiveness and sedation.

4)	On Fbruary 24, 2015 the Company consummated an Initial Public Offering in the U.S. (the "IPO") concurrently with a Private Placement (the "Private Placement").

On August 11, 2016, the Company consummated a registered direct offering of ordinary shares and pre-funded warrants (the "August 2016 RD Offering").

On June 2, 2017, the Company consummated a registered direct offering of ordinary shares and a simultaneous private placement of warrants (the "June 2017 RD Offering").

On November 22, 2017, the Company consummated a registered direct offering of ordinary shares and a simultaneous private placement of warrants (the "November 2017 RD Offering" and together with the August 2016 RD Offering and June 2017 RD Offering, the “RD Offerings”).

On May 8, 2018, the Company consummated an underwritten public offering.

The Company's ordinary shares, Series A Warrants and Series C Warrants are listed on the NASDAQ Capital Market under the symbols "CHEK", "CHEKW" and CHEKZ” respectively.

5)	The consolidated financial statements of the Company as of and for the six months ended June 30, 2018 include the financial statements of the Company and its wholly-owned U.S. subsidiary.

B.	Financial Position

Since its inception, the Company has devoted substantially all of its efforts to research and development, clinical trials, recruiting management and technical staff, acquiring assets and raising capital. The Company is still in its development and clinical stage and has not yet generated revenues. The extent of the Company's future operating losses and the timing of becoming profitable are uncertain. The Company has incurred losses of $4.8 and $5.5 million for the six months ended June 30, 2018 and 2017, respectively. As of June 30, 2018, the Company's accumulated deficit was $57.5 million. The Company has funded its operations to date primarily through equity financing and through grants from the Israel Innovation Authority of the Ministry of Economy and Industry (the "IIA") (formerly the Office of the Chief Scientist of the Ministry of Economy and Industry (the "OCS)).

Additional funding will be required to complete the Company's research and development and clinical trials, to attain regulatory approvals, to begin the commercialization efforts of the Company's C-Scan system and to achieve a level of sales adequate to support the Company's cost structure.

While the Company has been successful in raising financing in the past, there can be no assurance that it will be able to do so in the future on a timely basis on terms acceptable to the Company, or at all. Uncertain market conditions and approval by regulatory bodies and adverse results from clinical trials may (among other reasons) adversely impact the Company's ability to raise capital in the future.

During the six months ended June 30, 2018, the Company consummated an underwritten public offering (the “2018 Public Offering”) and received gross proceeds (before deducting underwriting discounts and commissions and other offering fees and expenses) of approximately $20.2 million. (see Note 3C).

Management expects that the Company will continue to generate losses from the development, clinical development and regulatory activities of the Company's C-Scan system, which will result in a negative cash flow from operating activity. Management expects that the Company's existing cash will be sufficient to fund the Company's projected operating requirements into October 2019. Management operating plans include additional fundraising, which management believes is probable, to fulfill the Company's development activities. The exact sum and timing to be decided on based on Company's needs and market terms. Although we believe fundraising is probable there is no assurance that financing may be available on a timely basis or on terms acceptable to the Company.

C.	Reverse share splits

Effective April 4, 2018, the Company's Board of Directors effected a reverse share split of 1-for-12 (i.e. 12 ordinary shares were combined into one ordinary share) (“Reverse Share Split”), in accordance with the approval of the Company's shareholders at an extraordinary general meeting of shareholders held on April 2, 2018. All references in the financial statements and notes to the number of shares, price per share and weighted average number of shares outstanding of the Company’s  ordinary shares prior to the Reverse Share Split have been adjusted to reflect the Reverse Share Split on a retroactive basis unless otherwise noted.